FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Recognized at Fair Value
A summary of financial instruments and contingent consideration recognized at fair value, and the fair value measurements used, is as follows:

(In millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
December 31, 2025
Cash	$622	$622	$—	$—
Short-term investments	181	181	—	—
Derivative contract assets	26	—	26	—
Derivative contract liabilities	(64)	—	(64)	—
Contingent future payments from acquisition of Resilient Power Systems Inc. (Note 2)	(31)	—	—	(31)

December 31, 2024
Cash	$555	$555	$—	$—
Short-term investments	1,525	1,525	—	—
Derivative contract assets	28	—	28	—
Derivative contract liabilities	(44)	—	(44)	—

Schedule of Carrying Value of Short-Term Investments	A summary of short-term investments is as follows:

	December 31
(In millions)	2025	2024
Time deposits and certificates of deposit with banks	$181	$157
Money market investments	—	1,368
Total short-term investments	$181	$1,525